ING MUTUAL FUNDS

ING Diversified International Fund

(“Fund”)

Supplement dated October 4, 2013

to the Fund’s Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus dated February 28, 2013

(the “Prospectus”)

1.     On April 1, 2013, shareholders of the Fund were sent a proxy statement, which among other things, asked shareholders to approve a new investment advisory fee structure (the “Amended Fee Structure”), which would modify the advisory fees payable to ING Investments, LLC, the Fund’s investment adviser, (“Adviser”).  Under the Amended Fee Structure, the Fund will pay an advisory fee equal to 0.00% of the Fund’s average daily net assets invested in underlying funds in the ING Fund Complex (“Underlying Funds”), and 0.30% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments (“Direct Investments”).  On October 1, 2013, the Fund’s shareholders approved the Amended Fee Structure which became effective on October 1, 2013.

3.     The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Operating Expenses” of the Fund’s Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	R	W
Management Fees(3)%		0.06	0.06	0.06	0.06	0.06	0.06	0.06
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Acquired Fund Fees and Expenses	%	1.06	1.06	1.06	1.06	1.06	1.06	1.06
Total Annual Fund Operating Expenses(4)%		1.85	2.60	2.60	1.60	1.85	2.10	1.60
Waivers and Reimbursements (5)%		(0.27)	(0.27)	(0.27)	(0.27)	(0.27)	(0.27)	(0.27)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.58	2.33	2.33	1.33	1.58	1.83	1.33

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   The expense ratios have been adjusted to reflect current contractual rates.

(3)   Effective October 1, 2013, the Fund’s Management Fee structure was changed to a “bifurcated fee” structure as follows: an annual rate of 0.00% of the Fund’s average daily net assets invested in Underlying Funds within the ING Fund Complex; and 0.30% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund’s assets in direct investments.

(4)   Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)   The adviser is contractually obligated to limit expenses to 1.58%, 2.33%, 2.33%, 1.33%, 1.58%, 1.83%, and 1.33% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through at least March 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Fund’s board; or (iii) the management agreement has been terminated.  The obligation is subject to possible recoupment by the adviser within three years.

4.   The section entitled “Fees and Expenses of the Fund — Expense Examples” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$726	1,045	1,415	2,528
B	Sold	$736	1,027	1,475	2,662
	Held	$236	727	1,275	2,662
C	Sold	$336	727	1,275	2,846
	Held	$236	727	1,275	2,846
I	Sold or Held	$135	421	760	1,800
O	Sold or Held	$161	499	892	2,072
R	Sold or Held	$186	576	1,021	2,337
W	Sold or Held	$135	421	760	1,800

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.